Accounts Receivable, Net	12 Months Ended
Dec. 31, 2022
Receivables [Abstract]
Accounts Receivable, Net
4.	ACCOUNTS RECEIVABLE, NET
Accounts receivable and the related allowance for doubtful accounts are summarized as follows:

	As of December 31,
	2021	2022
	RMB	RMB	US$
Accounts receivable	223,544,396	266,836,951	38,687,721
Less: Allowance for doubtful accounts	—	—	—

Accounts receivable, net	223,544,396	266,836,951	38,687,721

No amounts have been written off during the years ended December 31, 2021 and 2022, respectively.